DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)								3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 02, 2024 USD ($)	Apr. 10, 2024 USD ($)	Jan. 10, 2024 USD ($)	Jan. 09, 2024 USD ($) $ / shares shares	Jul. 09, 2023 USD ($) $ / shares shares	Jan. 06, 2023 USD ($) item $ / shares shares	Jan. 14, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Apr. 03, 2023 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares							11,500,000
Unit price | $ / shares							$ 10.10
Gross proceeds							$ 116,150,000
Minimum net tangible assets upon consummation of the Business Combination												$ 50,000,000
Number of shares of common stock to be issued | shares									250,000	250,000
Percentage of assets held in trust required								80.00%	80.00%	80.00%
Percentage of post transaction ownership required								50.00%	50.00%	50.00%
Common stock subject to possible redemption, redemption price per share | $ / shares								$ 10.83	$ 10.83	$ 10.83
Minimum amount of net intangible assets								$ 5,000,001	$ 5,000,001	$ 5,000,001
Percentage of shares subject to lockup provision									15.00%	15.00%
Percentage of commitment redemption									100.00%	100.00%
Maximum amount of dissolution expenses								$ 100,000	$ 100,000	$ 100,000
Temporary Equity, Stock Redeemed or Called During Period, Shares | shares						10,729,779
Share price per share | $ / shares					$ 10.53	$ 10.20		$ 10.10	$ 10.10	$ 10.10
Temporary Equity, Stock Redeemed or Called During Period, Value						$ 109,436,586
Aggregate Number of Shares, Stockholders Elected to Redeem | shares					464,811
Investments held in Trust Account					$ 4,893,008			$ 2,600,504	$ 2,600,504	$ 3,293,966	$ 117,191,410
Maximum number of times for extension of the date by which the company has to consummate business combination | item						6
Additional extension period each time for the company to consummate business combination						1 month
Amount to be Deposited in Trust Account for Extending the Termination Date of Investment Management Trust Agreement	$ 100	$ 100	$ 100	$ 100
Stock Redeemed or Called During Period, Shares | shares				31,143
Stock Redemption, Redemption Price Per Share | $ / shares				$ 10.51
Stock Redeemed or Called During Period, Value				$ 327,375					327,375
Deposit into the trust account for each one-month extension						$ 10,000
Derivative, Notional Amount				$ 100	$ 100
Restricted cash								14,876	14,876	8,651	0
Working capital deficit								3,289,361	3,289,361	3,187,882
Current tax obligations									(72,824)		$ (525,000)
Excess of interest was erroneously withdrawn from the trust account								$ 108,611	108,611	108,611
Due from sponsor									93,593	(99,961)
Related payable									166,417	(99,961)
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares							10,000,000
Unit price | $ / shares							$ 10.00
Gross proceeds							$ 100,000,000
Aggregate offering cost									1,029,116	1,029,116
Underwriters fees									500,000	500,000
Other offering cost									$ 529,116	$ 529,116
Percentage of business combination marketing agreement fee payable on gross proceeds of IPO										4.50%
Aggregate amount due										$ 5,175,000
Number of shares in a unit | shares							1
Number of warrants in a unit | shares							1
Number of shares issuable per warrant (in shares) | shares							1
Exercise price of warrant | $ / shares							$ 11.50
Over-allotment Units
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares							1,500,000		1,500,000	1,500,000
Unit price | $ / shares							$ 10.00
Gross proceeds							$ 15,000,000
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares							361,000
Unit price | $ / shares							$ 10.00
Gross proceeds							$ 3,610,000
Number of warrants issued | shares							1
Number of shares in a unit | shares							1
Number of warrants in a unit | shares							1
Exercise price of warrant | $ / shares							$ 11.50
Private Placement | Western Acquisition Ventures Sponsor LLC
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares							15,000
Gross proceeds							$ 150,000